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United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 1999

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Apex Capital, LLC
Address: 	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

	Sanford J. Colen, 	Orinda, CA		October 29, 1999


Report Type (Check only one.):

[ x ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$149,302


List of Other Included Managers:

No.	13F File Number		Name:
01	28-6260			Apex Capital, LLC

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Form 13F Information Table

Item 1:				Item 2:		Item 3:		Item 4: 		Item 5: 		Item 6:		Item 7:		Item 8:
Name of Issuer			Title of Class	CUSIP	 	Value 	 	Shares / 		Investment	Other	  Voting Authority (Shrs)
				 				(x $1000) 	Prn Amt		Discretion	Mangers	 Sole	 Shared	 None
ACTEL CORP			common stock	4934105	 	 $2,058 		 108,300 	other		1		 108,300
AFFILIATED MANAGERS GRP	common stock	8252108	 	 $1,621 		 59,500 		other		1		 59,500
AIRBORNE FREIGHT CORP	common stock	9266107	 	 $1,548 		 73,500 		other		1		 73,500
AMERICREDIT CORP		common stock	03060R101	 $9,680 	 	 648,000 	other		1		 648,000
ANADARKO PETROLEUM 	common stock	32511107	 $1,788 	 	 58,500		other		1		 58,500
APACHE CORP			common stock	37411105	 $1,943	 	 45,000	 	other		1		 45,000
ASSOCIATED GRP INC-CL B	common stock	45651205	 $309 	 	 5,100 		other		1		 5,100
AVIGEN INC			common stock	53690103	 $795 	 	 66,210	 	other		1		 66,210
BAKER (J.) INC			common stock	57232100	 $2,520 		 320,000 	other		1		 320,000
BARD (C.R.) INC		common stock	67383109	 $2,353 		 50,000 		other		1		 50,000
CAIS INTERNET INC		common stock	12476Q102	 $294 	 	 24,400 		other		1		 24,400
CANDIES INC			common stock	137409108	 $280 	 	 91,449 		other		1		 91,449
CAVANAUGHS HOSPITALITY	common stock	149564106	 $1,826 		 258,500 	other		1		 258,500
CINCINNATI BELL INC		common stock	171870108	 $3,781 		 194,500 	other		1		 194,500
COASTAL CORP		common stock	190441105	 $3,046 		 74,400 		other		1		 74,400
COSTCO WHOLESALE CORP	common stock	22160K105	 $4,320	 	 60,000 		other		1		 60,000
COUNTRYWIDE CREDIT IND	common stock	222372104	 $4,434 		 137,500 	other		1		 137,500
DEVON ENERGY CORP		common stock	25179M103	 $1,036 		 25,000 		other		1		 25,000
DRIL-QUIP			common stock	262037104	 $765 		 30,000 		other		1		 30,000
ENDOCARE INC		common stock	29264P104	 $265 		 42,000 		other		1		 42,000
FEDERATED DEPT STORES	common stock	31410H101	 $2,228 		 51,000	 	other		1		 51,000
GENERAL CABLE CORP	common stock	369300108	 $600 		 50,000	 	other		1		 50,000
GLOBAL CROSSING LTD	common stock	2285065	 	 $1,325 		 50,000 		other		1		 50,000
GRAND UNION CO		common stock	386532402	 $444 		 32,500 		other		1		 32,500
GUESS? INC			common stock	401617105	 $2,493 		 185,500 	other		1		 185,500
HEARST-ARGYLE TELEVISIONcommon stock	422317107	 $1,649 		 76,700 		other		1		 76,700
HOME PRODUCTS INTL INC	common stock	437305105	 $1,620 		 152,500 	other		1		 152,500
IGEN INTERNATIONAL INC	common stock	449536101	 $3,623 		 145,300 	other		1		 145,300
IMS HEALTH INC		common stock	449934108	 $2,281 		 100,000 	other		1		 100,000
JAN BELL MARKETING INC	common stock	470760109	 $292 		 88,000 		other		1		 88,000
JDA SOFTWARE GROUP INC	common stock	46612K108	 $1,812 		 155,000 	other		1		 155,000
JONES APPAREL GROUP INC	common stock	480074103	 $8,395 		 292,000 	other		1		 292,000
KELLSTROM INDS INC		common stock	488035106	 $335 		 34,200 		other		1		 34,200
KENNETH COLE PROD.-A	common stock	193294105	 $6,391	 	 171,000 	other		1		 171,000
KRAUSE'S FURNITURE INC	common stock	500760202	 $1,793 		 956,048 	other		1		 956,048
LABRANCHE & COMPANY	common stock	505447102	 $1,063 		 95,000 		other		1		 95,000
MANDALAY RESORT GROUP	common stock	562567107	 $1,975 		 100,000 	other		1		 100,000
MCNAUGHTON APPAREL GRP	common stock	582524104	 $2,669 		 305,000 	other		1		 305,000
MESABA HOLDINGS INC	common stock	59066B102	 $235 		 20,000 		other		1		 20,000
METTLER-TOLEDO INT'L	common stock	592688105	 $3,327 		 112,300 	other		1		 112,300
MOVADO GROUP		common stock	624580106	 $345 		 15,000 		other		1		 15,000
NATURAL WONDERS INC	common stock	639014109	 $255 		 119,800 	other		1		 119,800
NOVEL DENIM HLDGS LTD	common stock	2083399	 	 $662 		 126,000 	other		1		 126,000
NTL INCORPORATED		common stock	629407107	 $10,779 	 112,167 	other		1		 112,167
OPEN MARKET INC		common stock	68370M100	 $656 		 50,000 		other		1		 50,000
PICTURETEL CORP		common stock	720035302	 $779 		 183,300 	other		1		 183,300
POLO RALPH LAUREN CORP	common stock	731572103	 $897 		 50,000 		other		1		 50,000
QUIKSILVER INC		common stock	74838C106	 $4,811 		 263,600 	other		1		 263,600
RELIANCE GROUP HOLDINGS	common stock	759464100	 $1,065 		 240,000 	other		1		 240,000
SEPRACOR INC			common stock	817315104	 $4,764 		 63,100 		other		1		 63,100
SOLUTIA INC			common stock	834376105	 $1,788 		 100,000 	other		1		 100,000
SUNTERRA CORPORATION	common stock	86787D109	 $4,038 		 340,000 	other		1		 340,000
TECHNOLOGY SOLUTIONS CO	common stock	87872T108	 $565 		 40,000 		other		1		 40,000
TELESPECTRUM WORLDWIDE	common stock	87951U109	 $1,578 		 265,700 	other		1		 265,700
TELETECH HOLDINGS INC	common stock	879939106	 $691 		 48,500 		other		1		 48,500
TIMBERLAND COMPANY-CL A	common stock	887100105	 $2,734 		 70,000 		other		1		 70,000
TJX COMPANIES INC		common stock	872540109	 $702 		 25,000 		other		1		 25,000
TOPPS COMPANY (THE)	common stock	890786106	 $1,125 		 150,000 	other		1		 150,000
TOYS 'R' US INC		common stock	892335100	 $2,295 		 153,000 	other		1		 153,000
TRAVELERS PROP CAS-CL A	common stock	893939108	 $3,068 		 104,000 	other		1		 104,000
UNITED RETAIL GROUP INC	common stock	911380103	 $3,859 		 325,000 	other		1		 325,000
VERITAS DGC INC		common stock	92343P107	 $963 		 50,000 		other		1		 50,000
VETERINARY CTRS OF AMER	common stock	925514101	 $1,716 		 150,000 	other		1		 150,000
WET SEAL INC-CL A		common stock	961840105	 $5,838 		 352,500 	other		1		 352,500
WHOLE FOODS MARKET INC	common stock	966837106	 $4,123 		 126,000 	other		1		 126,000
								________
	Total							 $149,302


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